Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 9,463,479	$ 14,797,013
Cost of revenue	5,115,946	7,334,125
Gross profit	4,347,533	7,462,888
Operating expenses
Research and development	107,397	186,089
Sales and marketing	2,971,525	2,865,652
General and administrative	3,931,049	6,595,815
Total operating expenses	7,009,971	9,647,556
Operating loss	(2,662,438)	(2,184,668)
Other income (expense)
Gain on extinguishment of debt	0	893,003
Interest expense	0	(7,405)
Gain on change in fair value of warrant derivative liability	567,573	2,674,654
Loss on impairment of long-term investment	0	(666,667)
Other income, net	221,201	433,989
Total other income (expense)	788,774	3,327,574
(Loss) income before income taxes	(1,873,664)	1,142,906
Income tax (benefit) provision	(25,887)	857,122
Net (loss) income	(1,899,551)	2,000,028
Preferred dividends	(503,632)	(186,725)
Net (loss) income applicable to common stockholders	$ (2,403,183)	$ 1,813,303
(Loss) income per common share
Basic	$ (0.08)	$ 0.08
Diluted	$ (0.08)	$ 0.06
Weighted average common shares outstanding:
Basic	31,510,716	23,472,730
Diluted	31,510,716	30,768,576